UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Amendment No. 1

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity:  333-206705-12

Central Index Key Number of Issuing entity:  0001722194

Benchmark 2018-B1 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206705

Central Index Key Number of depositor:  0001013454

Deutsche Mortgage & Asset Receiving Corporation
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of Sponsor as specified in its charter)

Natalie Grainger (212) 250-2500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Explantory Note

This Form ABS-EE/A is being filed to correct the inadvertent filing of an incorrect Form ABS-EE for this issuing entity. The Form ABS-EE filed on March 31, 2020 (SEC Accession No. 0001056404-20-003759) should be disregarded and this Form ABS-EE/A should be referred to for the monthly distribution period from February 19, 2020 to March 17, 2020 for Benchmark 2018-B1 Mortgage Trust.

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

/s/ Natalie Grainger
Natalie Grainger, Director

Dated : April 1, 2020

/s/ Matt Smith
Matt Smith, Director

Dated : April 1, 2020

EXHIBIT INDEX

Exhibit Number	Description
EX 102	Asset Data File
EX 103	Asset Related Document